Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Amounts allocated to withdrawing participants, not yet paid	$ 6	$ 1,827
Company stock
EBP, Accounting Policy [Line Items]
Concentration of investment at fair value to net assets, percentage	13.00%	17.00%